Shareholder Report, Holdings (Details)	Sep. 30, 2024
New Perspective Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund - Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund - Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund® Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund® Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund® Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund® Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund® Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund® Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund® Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund® Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund® Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund® Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund® Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund® Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund® Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund® Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund® Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund® Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund® Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund® Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund (Class R-2E) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund (Class R-2E) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund (Class R-2E) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund (Class R-2E) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund (Class R-2E) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund (Class R-2E) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund (Class R-2E) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund (Class R-2E) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund (Class R-2E) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund (Class R-3) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund (Class R-3) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund (Class R-3) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund (Class R-3) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund (Class R-3) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund (Class R-3) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund (Class R-3) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund (Class R-3) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund (Class R-3) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund (Class R-4) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund (Class R-4) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund (Class R-4) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund (Class R-4) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund (Class R-4) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund (Class R-4) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund (Class R-4) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund (Class R-4) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund (Class R-4) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund (Class R-5E) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund (Class R-5E) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund (Class R-5E) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund (Class R-5E) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund (Class R-5E) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund (Class R-5E) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund (Class R-5E) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund (Class R-5E) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund (Class R-5E) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
New Perspective Fund (Class R-5) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.57%
New Perspective Fund (Class R-5) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.42%
New Perspective Fund (Class R-5) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
New Perspective Fund (Class R-5) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.44%
New Perspective Fund (Class R-5) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%
New Perspective Fund (Class R-5) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.64%
New Perspective Fund (Class R-5) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
New Perspective Fund (Class R-5) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
New Perspective Fund (Class R-5) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%